Variable Interest Entity - Additional Information (Detail) - USD ($)	1 Months Ended			6 Months Ended
	Mar. 31, 2018	Nov. 30, 2017	May 31, 2016	Apr. 30, 2018	Dec. 30, 2018	Dec. 31, 2016
Variable Interest Entity [Line Items]
Convertible preferred stock shares issued					8,192,876
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Principal amount		$ 496,000
Percentage of annual rate		1.45%
Accrued and unpaid interest		$ 6,000
Variable Interest Entity, Primary Beneficiary | Series 2017 Preferred Stock
Variable Interest Entity [Line Items]
Convertible preferred stock shares issued	177,506	1,065,038		4,459,490
Convertible preferred stock price per share	$ 0.140000	$ 0.140000		$ 0.112672
Proceeds from issuance of convertible preferred stock	$ 25,000	$ 150,000
Variable Interest Entity, Primary Beneficiary | Minimum [Member]
Variable Interest Entity [Line Items]
Proceeds from sale of equity securities		$ 1,000,000
Percentage of lowest price per share of equity securities		80.00%
Variable Interest Entity, Primary Beneficiary | Ovabrite, Inc
Variable Interest Entity [Line Items]
Principal amount						$ 446,000
Percentage of annual rate						1.46%
Maximum borrowing capacity						$ 50,000
Variable Interest Entity, Primary Beneficiary | JDPD Agreement
Variable Interest Entity [Line Items]
Amount paid for research and development activities			$ 446,000